INCOME TAXES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense at statutory federal rate of 21%, Amount					$ 1,210,000
Income tax expense at statutory federal rate of 21%, percent					21.00%
Impairments, Amount					$ (20,000)
Impairments, percent					0.00%
Change in warrant liability, Amount					$ (209,000)
Change in warrant liability, percent					(4.00%)
Change in derivative, Amount					$ (439,000)
Change in derivative, percent					8.00%
Debt discount amortization, Amount					$ (229,000)
Debt discount amortization, percent					(4.00%)
Increase (decrease) in valuation allowance, Amount					$ 313,000
Increase (decrease) in valuation allowance, percent					(21.00%)
Company's effective tax rate, Amount
Company's effective tax rate, Percent					0.00%